Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transactions with Equity Method Investments
Velti Center for Innovation S.A. Velti Center for Innovation, a wholly‑owned subsidiary of ours, or VCI, was incorporated for the sole purpose of participating in our EU sponsored program active from 2004 to 2008, which is administered by the General Secretariat of Research and Development of Greece. Under this program, VCI was established to develop start up enterprises in Greece to develop innovative technologies that will be served by a common architecture. The enterprises include Amplus S.A., Evorad S.A., Tagem S.A., mPoint S.A., N‑Squared S.A and Digital Rum S.A. On November 14, 2012, we announced that we entered into an agreement to divest certain assets, focused on geographies and customers in Southeast and Eastern Europe, to a group led by local, non-executive management and comprising approximately 75 employees in total. These assets include VCI and its start up enterprises listed above. The divestment is expected to close in December 2012. Receivables of $2.7 million included in the tables below have also been included in Assets held-for-sale on our condensed consolidated balance sheet as of September 30, 2012.
We eliminate unrealized gains and losses on transactions between us and our equity method investments. US GAAP requires these eliminations; however where they are eliminated is based on the facts and circumstances of the transactions. We record these gains or losses as non-operating loss from equity method investments based on the nature of the transactions. This resulted in an additional gain from equity method investments of $151,000 and a net loss of $109,000 during the three months ended September 30, 2012 and 2011, respectively. During the nine months ended September 30, 2012 and 2011, the loss was $174,000 and $1.3 million, respectively.
We had the following transactions with related parties during the nine months ended September 30, 2012 and 2011.
Amplus S.A.
Chris Kaskavelis, our Chief Operating Officer, and Menelaos Scouloudis, our Chief Commercial Officer, are members of the board of Amplus S.A. VCI S.A. holds 21.7% of the share capital of Amplus S.A.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(in thousands)
Sales to Amplus S.A.	$278	$1,008	$701	$2,504
Invoiced to Amplus S.A. for services rendered	$10	$16	$42	$35
Purchases from Amplus S.A.	$23	$425	$935	$472

	September 30,	December 31,
	2012	2011
	(in thousands)
Trade receivables from Amplus S.A.	$354	$—
Accrued and other receivables from Amplus S.A.	$2,269	$2,984
Trade payables to Amplus S.A.	$136	$180

Tagem S.A.
VCI S.A. holds one‑half of the share capital of Tagem S.A.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(in thousands)
Sales to Tagem S.A.	$38	$—	$38	$—
Invoiced to Tagem S.A. for services rendered	$9	$15	$30	$31
Purchases from Tagem S.A.	$—	$—	$—	$2,152

	September 30,	December 31,
	2012	2011
	(in thousands)
Trade receivables from Tagem S.A.	$12	$8
Accrued and other receivables from Tagem S.A.	$1,144	$1,155
Trade payables to Tagem S.A.	$—	$—

Digital Rum S.A.
VCI S.A holds one-half the share capital of Digital Rum S.A.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(in thousands)
Sales to Digital Rum S.A.	$253	$507	$1,319	$1,458
Invoiced to Digital Rum S.A. for services rendered	$6	$8	$20	$18
Purchases from Digital Rum S.A.	$—	$—	$—	$3,025

	September 30,	December 31,
	2012	2011
	(in thousands)
Trade receivables from Digital Rum S.A.	$8	$507
Accrued and other receivables from Digital Rum S.A.	$4,409	$2,572
Trade payables to Digital Rum S.A.	$—	$—

N-Squared S.A.
Chris Kaskavelis, our Chief Operating Officer, is a member of the board of N‑Squared S.A. VCI S.A. holds one-half of the share capital of N-Squared S.A. We did not have any significant transactions with N-Squared during the periods presented.
Evorad S.A.
VCI S.A. holds 49% of the share capital of Evorad S.A. We had no accrued and other receivables for the period ended September 30, 2012 and $0.6 million for the period ended December 31, 2011. There were no other significant transactions with Evorad during the periods presented.